PREPAIDS	12 Months Ended
Dec. 31, 2024
Prepaid Expense, Current [Abstract]
PREPAIDS [Text Block]

3. PREPAIDS

Prepaids consist of the following amounts:

	December 31, 2024	December 31, 2023
Prepaid insurance	$24,657	$17,581
Prepaid permit fees	71,286	12,515
Legal advances	73,455	55,690
Other	17,596	16,399
	$186,994	$102,185